Templeton Global Investment Trust

500 East Broward Blvd., Suite 2100

Fort Lauderdale, Fl 33394-3091

Tel: 954.527.7500

April 8, 2011

Filed Via EDGAR

(CIK #0000916488)

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N. E.

Washington, D.C. 20549

Re: Templeton Global Investment Trust

        on behalf of Templeton Income Fund (the “Fund”)

File Nos. 33-73244 and 811-08226

Definitive Proxy Materials

Dear Sir or Madam:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, submitted electronically via the EDGAR system, please find a definitive copy of the Proxy Statement, Notice of Meeting and Proxy to be furnished to shareholders of the Fund in connection with a Special Meeting of Shareholders (the "Meeting") of the Fund, scheduled to be held on June 10, 2011. These proxy materials are expected to be released to shareholders on or about April 18, 2011.

At the Meeting, shareholders will be asked to approve an amendment to the Fund’s current fundamental investment goal to clarify that the Fund seeks both income and capital appreciation.

Please do not hesitate to contact either the undersigned, at (954) 847-2283, or Robert C. Rosselot, at (954) 847-2285, if you have any questions or wish to discuss any of the responses presented above.

Very truly yours,

/s/LORI A. WEBER

Lori A. Weber

Assistant Secretary